UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche CROCI U.S. Fund

	Shares	Value ($)

Common Stocks 96.5%
Consumer Discretionary 15.7%
Auto Components 4.9%
BorgWarner, Inc.	2,100	119,364
Johnson Controls, Inc.	2,600	128,778

		248,142
Hotels, Restaurants & Leisure 2.0%
Wynn Resorts Ltd.	1,000	98,670
Media 4.8%
Twenty-First Century Fox, Inc. "A"	3,800	123,671
Viacom, Inc. "B"	1,800	116,352

		240,023
Textiles, Apparel & Luxury Goods 4.0%
Michael Kors Holdings Ltd.*	2,000	84,180
Ralph Lauren Corp.	900	119,124

		203,304
Consumer Staples 7.4%
Beverages 2.4%
Coca-Cola Enterprises, Inc.	2,800	121,632
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	1,600	113,488
Food Products 2.7%
Tyson Foods, Inc. "A"	3,200	136,416
Energy 10.4%
Energy Equipment & Services 2.3%
National Oilwell Varco, Inc.	2,400	115,872
Oil, Gas & Consumable Fuels 8.1%
Marathon Petroleum Corp.	2,600	136,006
Phillips 66	1,700	136,952
Valero Energy Corp.	2,200	137,720

		410,678
Health Care 10.2%
Biotechnology 2.8%
Gilead Sciences, Inc.	1,200	140,496
Pharmaceuticals 7.4%
Johnson & Johnson	1,300	126,698
Merck & Co., Inc.	2,200	125,246
Pfizer, Inc.	3,600	120,708

		372,652
Industrials 17.1%
Aerospace & Defense 2.3%
Raytheon Co.	1,200	114,816
Construction & Engineering 2.3%
Fluor Corp.	2,200	116,622
Electrical Equipment 5.1%
Emerson Electric Co.	2,200	121,946
Rockwell Automation, Inc.	1,100	137,104

		259,050
Machinery 7.4%
Cummins, Inc.	900	118,071
Dover Corp.	1,800	126,324
Parker-Hannifin Corp.	1,100	127,963

		372,358
Information Technology 25.4%
Communications Equipment 4.9%
Cisco Systems, Inc.	4,600	126,316
QUALCOMM, Inc.	1,900	118,997

		245,313
IT Services 2.6%
International Business Machines Corp.	800	130,128
Semiconductors & Semiconductor Equipment 6.4%
Intel Corp.	4,000	121,660
Micron Technology, Inc.*	4,600	86,664
NVIDIA Corp.	5,700	114,627

		322,951
Software 2.7%
Microsoft Corp.	3,100	136,865
Technology Hardware, Storage & Peripherals 8.8%
Hewlett-Packard Co.	4,000	120,040
NetApp, Inc.	3,600	113,616
Seagate Technology PLC	2,300	109,250
Western Digital Corp.	1,300	101,946

		444,852
Materials 5.5%
Chemicals
LyondellBasell Industries NV "A"	1,400	144,928
The Mosaic Co.	2,800	131,180

276,108
Utilities 4.8%
Electric Utilities 2.4%
Exelon Corp.	3,900	122,538
Multi-Utilities 2.4%
Consolidated Edison, Inc.	2,100	121,548

Total Common Stocks (Cost $5,107,378)		4,864,522
Cash Equivalents 2.5%
Central Cash Management Fund, 0.09% (a) (Cost $124,253)	124,253	124,253

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,231,631) †	99.0	4,988,775
Other Assets and Liabilities, Net	1.0	49,232

Net Assets	100.0	5,038,007

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $5,231,631.  At June 30, 2015, net unrealized depreciation for all securities based on tax cost was $242,856.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $99,679 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $342,535.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$4,864,522	$—	$—	$4,864,522
Short-Term Investments	124,253	—	—	124,253

Total	$4,988,775	$—	$—	$4,988,775

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015